Financial Instruments with Off-Balance-Sheet Risk - Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 674,270	$ 534,478
Unused Commitments to Extend Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	605,114	483,818
Standby Letters of Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	69,156	$ 50,660
Maximum potential amount of future payments that the Company guarantee	$ 69,200